Long-Term Employee Benefit Liabilities (Details 5) (Retirement medical benefits plans [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement medical benefits plans [Member]
Weighted average discount rates used in measuring retirement medical benefit plans
Retirement medical benefit obligations	4.20%	5.40%	5.70%
Net periodic benefit cost	5.40%	5.70%	6.00%
Health care cost inflation	9.20%	9.20%	9.30%